UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust

               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105

               (Address of principal executive offices) (Zip code)

                                C. David Messman

                        Wells Fargo Funds Management, LLC

                     525 Market St., San Francisco, CA 94105

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          October 31, 2004

Date of reporting period:         October 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                Wells Fargo Stock Funds

                              Annual Report

                                      Wells Fargo C&B Large Cap Value Fund(SM)
                                      Wells Fargo C&B Mid Cap Value Fund(SM)
                                      Wells Fargo C&B Tax-Managed Value Fund(SM)

                                                       October 31, 2004

                                                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ..................................................      1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   C&B Large Cap Value Fund .............................................      2
   C&B Mid Cap Value Fund ...............................................      4
   C&B Tax-Managed Value Fund ...........................................      6
Fund Expenses ...........................................................      8
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   C&B Large Cap Value Fund .............................................     10
   C&B Mid Cap Value Fund ...............................................     13
   C&B Tax-Managed Value Fund ...........................................     16
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ..................................     19
   Statement of Operations ..............................................     20
   Statements of Changes in Net Assets ..................................     22
   Financial Highlights .................................................     24
Notes to Financial Highlights ...........................................     26
--------------------------------------------------------------------------------
Notes to Financial Statements ...........................................     27
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm .................     33
--------------------------------------------------------------------------------
Other Information (Unaudited) ...........................................     34
--------------------------------------------------------------------------------
Tax Information (Unaudited) .............................................     36
--------------------------------------------------------------------------------
List of Abbreviations ...................................................     37
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      On July 23, 2004, Wells Fargo Funds Management, LLC completed the adoption of all three Cooke & Bieler mutual funds. Long-term and new shareholders of the Funds now enjoy the same investment strategy and discipline that has established Cooke & Bieler's 50-year-old reputation as a value-style equity manager. In addition, all shareholders have access to an even wider array of investment options and financial services through Wells Fargo.

      We are pleased to provide you with this Wells Fargo C&B Funds annual report for the 12-month period ended October 31, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY: MODERATE RECOVERY
--------------------------------------------------------------------------------

      Throughout the reporting period, the economy continued to recover at a slow and steady pace. The fiscal year started strong with consumer spending on the rise and positive performance from the housing and manufacturing sectors. Increased tax refunds and gains in household wealth from the 2003 stock market rally helped bolster consumer spending. Lower mortgage rates made housing more affordable and increased household cash flow. By the second quarter of 2004, growth slipped a bit from 4% to 3.3% during the opening months of the year, with housing activity, consumer and business spending all easing. But by the third quarter of 2004, the economy regained its momentum and inched back up to 4% growth due to some companies beating their earnings forecast, though modestly. Investors are still focused on major events that continue to unfold--from rising oil prices to terrorist threats.

      Investors were also focused on the Federal Reserve Board (the Fed) and its plans to raise interest rates. At the start of the reporting period, the Fed kept short-term interest rates at 1% even as the economy continued to experience a moderate, jobless recovery and little threat of inflation. By the second quarter of 2004, the Fed moved forward with its plan to raise rates and by third quarter rates had jumped to 1.75%. Investors anticipated these increases, minimizing the impact on the stock market.

STOCKS: UP AND DOWN
--------------------------------------------------------------------------------

      Stocks turned in a positive performance at the start of the reporting period, with the S&P 500 Index finishing with a 14.07% gain in the first quarter of 2004 and continuing its gains into May and June 2004. During that time, industrials replaced consumer staples as top performers and energy also did well, thanks to rising fuel costs. A steep decline in July 2004 set the markets back and made it difficult for the S&P 500 Index to regain its momentum despite back-to-back gains from August through October 2004. The good news is that the "fundamentals" supporting the market remain largely intact. Energy and high-dividend stocks were the best performing style group during the third quarter of 2004.

BONDS: DOWN AND UP
--------------------------------------------------------------------------------

      Bonds gained for a fourth straight month in September 2004, even though the latest increase by the benchmark Lehman Brothers(R) Aggregate Bond Index (the Index) of investment-grade taxable bonds was the weakest since its decline last December. Still, third-quarter returns were the best in two years, reversing a fairly steep decline in the April to June period. The rally continued through October with the Index up 4.2% year-to-date.

LOOKING AHEAD: CONTINUING GROWTH?
--------------------------------------------------------------------------------

      As the economy heads into the closing months of 2004, disinflation is expected to be a major force affecting economic growth and investment performance. During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds and keeping a long-term perspective.

      Thank you for choosing Wells Fargo Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo C&B Large Cap Value Fund(SM) (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Cooke & Bieler, L.P.
FUND MANAGERS                                       INCEPTION DATE
    Team Managed                                        5/15/90

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.88%(1) for the 12-month period ended October 31, 2004, excluding sales charges, underperforming its benchmark, the Russell 1000(R) Value Index(2), which returned 15.45%, and outperforming its other benchmark, the S&P 500 Index(3), which returned 9.41 % during the same period.

      The best performing stocks in the portfolio during the period included Eaton Corporation, Parametric Technology, Leggett & Platt, Exxon Mobil, Carnival Corporation and Becton Dickinson. The worst performing stocks during the period included Merck, Hasbro, Big Lots and Wendy's.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund had relatively limited exposure to the energy, utilities and telecommunication services sectors during the period, contributing to its modest underperformance relative to its Russell 1000(R) Value Index benchmark. Given our focus on investing in quality businesses that we believe have sustainable competitive advantages, it is not unusual for the Fund to be underweighted in commodity-related and utility companies, which we believe tend to be fundamentally challenged over the long-term by competitive and regulatory constraints. We feel that the positive factor that contributed most to the Fund's performance was its broad-based stock selection. We think that a negative factor that detracted most from the Fund's performance was profit-taking among stock holdings that previously had performed well.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Market volatility over the past 12 months created the opportunity to make new investments in the portfolio. Beyond adding to existing holdings that were temporarily out of favor, we established new positions in a number of companies, including Vodafone Group, Microsoft, Anheuser-Busch, Viacom, Kohl's and Colgate-Palmolive. To make room for these opportunities in the portfolio, we sold our stakes in Gap, Motorola, Duke Energy, AON, PepsiAmericas, Abbott Labs, NIKE and Avery Dennison as these companies had either achieved our price targets or we reassessed our view of the quality of the underlying businesses.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking at longer-term fundamentals, we view the investment environment as generally favorable. The economy is growing, albeit at a more modest pace due to the run-up in energy and commodities prices; corporate profits are increasing; the broad rate of inflation is fairly benign; and interest rates remain relatively low. Looking ahead, we believe that we may see moderate gains from equities, in which case the best performing stocks could be from those companies that can sustain growth and profitability. Thus, we believe investing in well-researched, financially strong companies with competitively advantaged businesses will be critical to investment success going forward. And, as always, we remain committed to what we believe is our high quality, low risk investment approach.

--------------------------------------------------------------------------------

The views expressed are as of October 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO C&B LARGE CAP VALUE FUND.

(1) The Fund's Adviser has committed through February 28,2007,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C, Class D, Institutional Class and Select Class shares of the WELLS FARGO C&B LARGE CAP VALUE FUND for periods prior to July 26,2004,reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio,the predecessor fund,adjusted to reflect the sales charges and expenses applicable to each share class. Predecessor fund information can be found in the Fund's prospectus, statement of additional information or annual report.

(2) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.You cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5)   Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the WELLS FARGO C&B LARGE CAP VALUE FUND Class A shares, Class D shares and Institutional Class shares for the most recent ten years with the Russell 1000(R) Value Index and the S&P 500 Index.The chart assumes a hypothetical investment of $10,000 in Class A shares, Class D shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

                                                               Including Sales Charge               Excluding Sales Charge
                                                          ---------------------------------  ------------------------------------
                                                          6-Month*  1-Year  5-Year  10-Year  6-Month*   1-Year   5-Year   10-Year
WELLS FARGO C&B LARGE CAP VALUE FUND - Class A             (3.63)    5.48    8.26    12.76     2.20     11.88     9.56     13.43

WELLS FARGO C&B LARGE CAP VALUE FUND - Class B             (3.09)    6.17    8.52    12.64     1.91     11.17     8.81     12.64

WELLS FARGO C&B LARGE CAP VALUE FUND - Class C              0.91    10.17    8.81    12.64     1.91     11.17     8.81     12.64

WELLS FARGO C&B LARGE CAP VALUE FUND - Class D                                                 2.20     11.88     9.56     13.43

WELLS FARGO C&B LARGE CAP VALUE FUND - Institutional Class                                     2.33     12.01     9.58     13.44

WELLS FARGO C&B LARGE CAP VALUE FUND - Select Class                                            2.33     12.01     9.58     13.44

Benchmarks

      The Russell 1000(R) Value Index                                                          6.75     15.45     3.49     12.56

      The S&P 500 Index                                                                        2.96      9.41    (2.21)    11.00

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D, INSTITUTIONAL CLASS AND SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------
      McDonald's Corporation                                               2.63%

      MBIA Incorporated                                                    2.57%

      Zale Corporation                                                     2.54%

      Exxon Mobil Corporation                                              2.49%

      Berkshire Hathaway Incorporated                                      2.41%

      Vodafone Group plc ADR                                               2.39%

      Dover Corporation                                                    2.38%

      Viacom Incorporated Class B                                          2.36%

      Pitney Bowes Incorporated                                            2.34%

      Microsoft Corporation                                                2.22%

FUND CHARACTERISTICS(5) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

      Beta**                                                                0.81

      Price to Earnings (trailing 12 months)                              16.72x

      Price to Book Ratio                                                  3.48x

      Median Market Cap. ($B)                                             $17.74

      Portfolio Turnover                                                     30%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Durables                                 9%
Hotel, Restaurants & Leisure                      6%
Media                                             7%
Retailing                                         6%
Consumer Staples                                  6%
Energy                                            4%
Financial Services                               19%
Health Care                                       9%
Industrials                                      16%
Information Technology                            7%
Telecommunications Services                       2%
Materials                                         1%
Cash                                              8%

GROWTH OF $10,000 INVESTMENT(6) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         Wells Fargo C&B       Wells Fargo C&B         Wells Fargo C&B
         Large Cap Value       Large Cap Value         Large Cap Value     Russell 1000
         Fund - Class A        Fund - Class I           Fund - Class D      Value Index       S&P 500 Index
10/94         9426                10000                     10000             10000               10000
              9131                 9688                      9688              9597                9636
              9326                 9894                      9894              9708                9779
              9615                10200                     10200             10007               10032
              9838                10438                     10438             10404               10423
             10192                10813                     10813             10633               10730
             10214                10836                     10836             10968               11046
             10497                11137                     11137             11429               11486
             10817                11476                     11476             11583               11753
             11080                11755                     11755             11987               12142
             11131                11809                     11809             12156               12173
             11540                12243                     12243             12596               12686
10/95        11525                12228                     12228             12471               12641
             12003                12734                     12734             13102               13195
             12302                13051                     13051             13431               13449
             12650                13421                     13421             13850               13907
             12712                13486                     13486             13955               14036
             12998                13790                     13790             14192               14171
             13192                13995                     13995             14246               14379
             13440                14259                     14259             14424               14748
             13448                14268                     14268             14436               14805
             12783                13562                     13562             13890               14150
             13057                13853                     13853             14287               14449
             13722                14558                     14558             14856               15261
10/96        14060                14916                     14916             15431               15682
             14963                15875                     15875             16550               16866
             14789                15690                     15690             16338               16532
             15245                16174                     16174             17130               17565
             15462                16405                     16405             17382               17702
             15126                16047                     16047             16756               16976
             15584                16533                     16533             17460               17988
             16848                17874                     17874             18436               19082
             17643                18718                     18718             19227               19937
             18976                20132                     20132             20673               21522
             18123                19227                     19227             19937               20317
             19107                20271                     20271             21141               21428
10/97        18338                19455                     19455             20551               20712
             18766                19909                     19909             21460               21671
             18927                20080                     20080             22086               22044
             18756                19899                     19899             21773               22286
             20395                21638                     21638             23238               23893
             21193                22485                     22485             24660               25117
             21050                22332                     22332             24825               25373
             20593                21848                     21848             24458               24936
             20422                21666                     21666             24771               25949
             19418                20601                     20601             24335               25674
             16609                17621                     17621             20714               21964
             17598                18670                     18670             21903               23372
10/98        19541                20731                     20731             23601               25272
             20131                21357                     21357             24700               26803
             20449                21695                     21695             25540               28347
             19655                20852                     20852             25744               29532
             19862                21072                     21072             25381               28614
             20501                21750                     21750             25907               29758
             22303                23662                     23662             28327               30910
             22061                23405                     23405             28015               30180
             22858                24251                     24251             28827               31855
             22458                23827                     23827             27983               30861
             21606                22923                     22923             26945               30708
             20894                22167                     22167             26004               29866
10/99        21051                22334                     22334             27502               31757
             20982                22260                     22260             27288               32402
             20871                22142                     22142             27419               34310
             20127                21353                     21353             26525               32588
             18906                20057                     20057             24554               31972
             21262                22558                     22558             27549               35099
             21502                22812                     22812             27230               34042
             22408                23773                     23773             27516               33344
             21331                22631                     22631             26258               34168
             21545                22858                     22858             26587               33635
             22695                24077                     24077             28065               35724
             22995                24396                     24396             28323               33837
10/00        23343                24766                     24766             29020               33695
             23317                24737                     24737             27943               31040
             24937                26457                     26457             29343               31192
             25413                26961                     26961             29455               32300
             25073                26601                     26601             28636               29357
             24421                25909                     25909             27625               27499
             25000                26524                     26524             28979               29633
             26124                27716                     27716             29631               29831
             25264                26803                     26803             28973               29106
             25776                27346                     27346             28912               28821
             25708                27274                     27274             27753               27020
             24258                25736                     25736             25799               24839
10/01        24395                25881                     25881             25577               25314
             25900                27478                     27478             27063               27255
             26581                28200                     28200             27702               27495
             26545                28163                     28163             27488               27094
             27078                28728                     28728             27532               26571
             28430                30163                     30163             28835               27570
             28217                29936                     29936             27846               25899
             28537                30276                     30276             27985               25710
             26766                28396                     28396             26378               23879
             24666                26168                     26168             23925               22019
             24915                26433                     26433             24107               22162
10/02        22070                23415                     23415             21426               19756
             23140                24550                     24550             23014               21492
             24852                26366                     26366             24464               22756
             23686                25129                     25129             23402               21420
             22889                24284                     24284             22836               20861
             21894                23228                     23228             22226               20548
             22170                23521                     23521             22264               20745
             24642                26143                     26143             24223               22455
             26397                28005                     28005             25788               23636
             26812                28445                     28445             26110               23938
             27291                28954                     28954             26502               24360
             28370                30098                     30098             26915               24835
10/03        27658                29343                     29343             26652               24571
             29699                31508                     31508             28283               25960
             30139                31975                     31975             28666               26188
             31611                33537                     33537             30433               27560
             32093                34048                     34048             30968               28068
             33056                35070                     35070             31632               28458
             32872                34874                     34874             31355               28028
             32510                34491                     34491             30590               27588
             32872                34874                     34874             30902               27966
             33628                35677                     35677             31632               28508
             32624                34612                     34612             31186               27565
             32744                34739                     34739             31628               27675
10/04        33106                35123                     35123             32119               27974
             33227                35294                     35251             32652               28402

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO C&B MID CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO C&B MID CAP VALUE FUND(SM) (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Cooke & Bieler, L.P.
FUND MANAGERS                                       INCEPTION DATE
    Team Managed                                        2/18/98

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.18%(1) for the 12-month period ended October 31, 2004, excluding sales charges, underperforming its benchmark, the Russell Mid Cap(R) Value Index(2), which returned 19.74%, and underperforming its other benchmark, the Russell Mid Cap(R) Index(3), which returned 15.09% for the same period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The following three factors affected the Fund's performance during the reporting period. First, we generally allow portfolio concentrations at the low end of the mid-cap spectrum where we believe potential opportunities are most plentiful. This period, smaller companies lagged their larger counterparts. Second, the market experienced an outflow from technology (where we were overweighted) and into the high-dividend-yield utility and real estate investment trust sectors (where we were underweighted). Third, we rarely invest in commodity producers because we believe they lack competitive advantages, and those companies have been recently doing well because the prices of their commodities have been rising.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our worst performers were stocks that had been among our best contributors in prior years. This was true of Big Lots, Mykrolis, Entegris and Tommy Hilfiger. We had previously sold off most of these holdings when they were at higher prices. By the end of the period, we were taking advantage of the lower prices to add to all these positions once again. Beyond adding to existing holdings that are temporarily out of favor, we also established new positions in a number of companies similar to what we already own, including Albemarle Corporation, Mettler-Toledo, Superior Industries, Universal Health Services, Jones Apparel Group and Equifax. In all cases, we believe these are solid business franchises with healthy financial profiles. To make room for these potential opportunities in the portfolio, we sold our stakes in Countrywide Financial, Dionex and Burlington Resources as these companies achieved our price targets. We also sold our position in Nicor, as that business franchise proved to be somewhat disappointing. Overall, we view these changes to the portfolio as minor, and there has been no major shift in strategy.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking at longer-term fundamentals, we view the investment environment as generally favorable. The economy is growing, albeit at a more modest pace due to the run-up in energy and commodities prices; corporate profits are increasing; the broad rate of inflation is fairly benign; and interest rates remain relatively low. Looking ahead, we believe we may see moderate gains from equities, in which case the best performing stocks could be from those companies that can sustain growth and profitability. In any event, our strategy is not based on economic forecasts. We follow a bottom-up style--we believe that the recipe for successful investing is to buy good companies, not to pay too much for them and to have the patience to hold them for the long term.

--------------------------------------------------------------------------------

The views expressed are as of October 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO C&B MID CAP VALUE FUND.

(1) The Fund's Adviser has committed through February 28,2007,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C, Class D, Institutional Class and Select Class shares of the WELLS FARGO C&B MID CAP VALUE FUND for periods prior to July 26,2004,reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio,the predecessor fund,adjusted to reflect the sales charges and expenses applicable to each share class. Predecessor fund information can be found in the Fund's prospectus, statement of additional information or annual report.

(2) The Russell Mid Cap(R) Value Index measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.The stocks are also members of the Russell 1000" Growth Index.You cannot invest directly in an index.

(3) The Russell Mid Cap(R) Index measures the performance of the smallest 800 securities in the Russell 1000.You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5)   Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the WELLS FARGO C&B MID CAP VALUE FUND Class A shares, Class D shares and Institutional Class shares for the life of the Fund with the Russell Mid Cap(R) Value Index and the Russell Mid Cap(R) Index.The chart assumes a hypothetical investment of $10,000 in Class A shares, Class D shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

                                                                Including Sales Charge               Excluding Sales Charge
                                                        -------------------------------------  -------------------------------------
                                                        6-Month* 1-Year  5-Year  Life of Fund  6-Month*  1-Year  5-Year Life of Fund
WELLS FARGO C&B MID CAP VALUE FUND - Class A             (6.58)   0.05   16.19      11.76       (0.89)    6.18   17.58     12.75

WELLS FARGO C&B MID CAP VALUE FUND - Class B             (6.22)   0.43   16.50      11.92       (1.22)    5.43   16.71     11.92

WELLS FARGO C&B MID CAP VALUE FUND - Class C             (2.22)   4.43   16.71      11.92       (1.22)    5.43   16.71     11.92

WELLS FARGO C&B MID CAP VALUE FUND - Class D                                                    (0.89)    6.18   17.58     12.75

WELLS FARGO C&B MID CAP VALUE FUND - Institutional Class                                        (0.84)    6.24   17.59     12.76

WELLS FARGO C&B MID CAP VALUE FUND - Select Class                                               (0.79)    6.30   17.60     12.77

Benchmarks

      The Russell Mid Cap(R) Value Index                                                        10.57    19.74   11.33      8.57

      Russell Mid Cap(R) Index                                                                   7.31    15.09    7.85      7.71

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D, INSTITUTIONAL CLASS AND SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------
      Big Lots Incorporated                                                4.82%

      Zale Corporation                                                     4.27%

      Carlisle Companies Incorporated                                      3.96%

      Haemonetics Corporation                                              3.94%

      Hubbell Incorporated Class B                                         3.86%

      Pall Corporation                                                     3.80%

      CBRL Group Incorporated                                              3.62%

      Mettler-Toledo International Incorporated                            3.55%

      Parametric Technology Corporation                                    3.49%

      Snap-On Incorporated                                                 3.43%

FUND CHARACTERISTICS(5) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

      Beta**                                                                0.93

      Price to Earnings (trailing 12 months)                             18.50 x

      Price to Book Ratio                                                 3.34 x

      Median Market Cap. ($B)                                              $2.29

      Portfolio Turnover                                                     31%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Durables                                  9%
Hotel, Restaurants & Leisure                       5%
Media                                              5%
Retailing                                         10%
Automobile Components                              1%
Financial Services                                12%
Consumer Staples                                   1%
Health Care                                       13%
Industrials                                       22%
Information Technology                            15%
Materials                                          1%
Cash                                               5%

GROWTH OF $10,000 INVESTMENT(6) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Wells Fargo C&B      Wells Fargo C&B       Wells Fargo C&B
                  Mid Cap Value        Mid Cap Value         Mid Cap Value       Russell Mid Cap     Russell Mid
                  Fund - Class A       Fund - Class I       Fund - Class D         Value Index        Cap Index
       Feb-98          9425                10000                 10000                10000             10000
                       9632                10220                 10220                10186             10254
                      10160                10780                 10780                10710             10740
                      10019                10630                 10630                10651             10767
                      10009                10620                 10620                10402             10434
                       9509                10089                 10089                10435             10578
                       9036                 9588                  9588                 9906             10074
                       7741                 8214                  8214                 8513              8463
                       8053                 8545                  8545                 9010              9010
       Oct-98          9170                 9729                  9729                 9593              9625
                       9208                 9770                  9770                 9930             10080
                       9484                10063                 10063                10232             10671
                       8982                 9530                  9530                 9994             10653
                       8640                 9167                  9167                 9774             10299
                       8830                 9369                  9369                 9914             10621
                       9467                10044                 10044                10853             11406
                       9562                10145                 10145                10898             11373
                      10664                11315                 11315                11022             11775
                      10541                11184                 11184                10746             11451
                       9713                10306                 10306                10375             11155
                       9323                 9892                  9892                 9850             10763
       Oct-99          9371                 9942                  9942                10140             11273
                       9447                10023                 10023                 9954             11597
                       9467                10044                 10044                10221             12617
                       9359                 9930                  9930                 9610             12200
                       9086                 9640                  9640                 9208             13137
                      10028                10640                 10640                10324             13890
                      10360                10992                 10992                10365             13232
                      11338                12029                 12029                10543             12882
                      11374                12067                 12067                10150             13263
                      11550                12254                 12254                10388             13114
                      12098                12836                 12836                11025             14371
                      12115                12853                 12853                11130             14166
       Oct-00         12536                13301                 13301                11342             13947
                      12576                13343                 13343                11194             12692
                      13351                14165                 14165                12181             13658
                      14276                15146                 15146                12137             13878
                      14618                15510                 15510                12086             13033
                      13968                14820                 14820                11751             12225
                      14395                15273                 15273                12397             13270
                      15331                16266                 16266                12749             13517
                      15252                16182                 16182                12579             13390
                      15679                16635                 16635                12529             13007
                      15491                16436                 16436                12300             12507
                      14236                15104                 15104                11126             10998
        1-Oct         14810                15713                 15713                11185             11434
                      15760                16721                 16721                11968             12392
                      16710                17730                 17730                12465             12890
                      16710                17730                 17730                12590             12813
                      17019                18057                 18057                12795             12677
                      17984                19081                 19081                13449             13437
                      18182                19291                 19291                13440             13177
                      18348                19467                 19467                13420             13028
                      17631                18706                 18706                12821             12154
                      15944                16916                 16916                11566             10968
                      15635                16589                 16589                11700             11028
                      13972                14824                 14824                10519             10011
        2-Oct         14501                15385                 15385                10853             10517
                      15571                16520                 16520                11537             11247
                      15124                16046                 16046                11262             10804
                      14672                15566                 15566                10950             10585
                      14087                14946                 14946                10769             10445
                      14463                15345                 15345                10806             10548
                      15788                16751                 16751                11627             11314
                      17025                18063                 18063                12651             12350
                      17391                18451                 18451                12739             12474
                      18031                19131                 19131                13135             12886
                      18870                20021                 20021                13601             13445
                      18175                19283                 19283                13496             13277
        3-Oct         19831                21040                 21040                14486             14290
                      20295                21533                 21533                14906             14691
                      21021                22303                 22303                15550             15131
                      21311                22610                 22610                15960             15571
                      21611                22930                 22930                16355             15906
                      21782                23110                 23110                16381             15910
                      21247                22542                 22542                15688             15325
                      21336                22637                 22637                16090             15706
                      22127                23477                 23477                16664             16140
                      20745                22010                 22010                16213             15434
                      20756                22022                 22022                16474             15501
                      21124                22424                 22424                16954             16004
        4-Oct         21057                22353                 22341                17346             16446

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO C&B TAX-MANAGED VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO C&B TAX-MANAGED VALUE FUND(SM) (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   Cooke & Bieler, L.P.
FUND MANAGERS                                       INCEPTION DATE
    Team Managed                                        2/12/97

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.38%(1) for the 12-month period ended October 31, 2004, excluding sales charges, underperforming its benchmark, the Russell 1000(R) Value Index(2), which returned 15.45%, and outperforming its other benchmark, the S&P 500 Index(3), which returned 9.41% for the same period.

      The best performing stocks in the portfolio during the period included Parametric Technology, Eaton Corporation, Exxon Mobil, Carnival Corporation and Becton Dickinson. The worst performing stocks in the portfolio during the period included Merck, Hasbro, Big Lots and Wendy's.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund had relatively limited exposure to the energy, utilities and telecommunication services sectors during the period, contributing to its modest underperformance relative to its Russell 1000(R) Value Index benchmark. Given our focus on investing in quality businesses that we believe have sustainable competitive advantages, it is not unusual for the Fund to be underweighted in commodity-related and utility companies, which we tend to believe are fundamentally challenged over the long-term by competitive and regulatory constraints. We feel that the positive factor that contributed most to the Fund's performance was its broad-based stock selection. We think that a negative factor that detracted most from the Fund's performance was profit-taking among stock holdings that previously performed well.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Market volatility over the past 12 months created the opportunity for us to make new investments in the portfolio. Beyond adding to existing holdings that were temporarily out of favor, we established new positions in a number of companies, including Comcast, Vodafone Group, Microsoft, Anheuser-Busch, Viacom, Kohl's and Colgate-Palmolive. To make room for these potential opportunities in the portfolio, we sold our stakes in Gap, Motorola, Duke Energy, AON, PepsiAmericas, IBM, Interpublic Group, Abbott Labs, NIKE and Avery Dennison as these companies had either achieved our price targets or we reassessed our view of the quality of the underlying businesses.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking at longer-term fundamentals, we view the investment environment as generally favorable. The economy is growing, albeit at a more modest pace due to the run-up in energy and commodities prices; corporate profits are increasing; the broad rate of inflation is fairly benign; and interest rates remain relatively low. Looking ahead, we believe that we may see moderate gains from equities, in which case the best performing stocks could be from those companies that can sustain growth and profitability. Thus, we believe investing in well-researched, financially strong companies with competitively advantaged businesses will be critical to investment success going forward. And, as always, we remain steadfastly committed to what we believe is our high quality, low risk investment approach.

--------------------------------------------------------------------------------

The views expressed are as of October 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO C&B TAX-MANAGED VALUE FUND.

(1) The Fund's Adviser has committed through February 28,2007,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A,Class B,Class C,Class D and Institutional Class shares of the WELLS FARGO C&B TAX-MANAGED VALUE FUND for periods prior to July 26, 2004, reflects the performance of the unnamed share class of the C&B Tax-Managed Value Portfolio, the predecessor fund, adjusted to reflect the sales charges and expenses applicable to each share class. Predecessor fund information can be found in the Fund's prospectus, statement of additional information or annual report.

(2) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.You cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of OCTOBER 31, 2004)

                                                               Including Sales Charge                   Excluding Sales Charge
                                                        -------------------------------------  -------------------------------------
                                                        6-Month*  1-Year 5-Year  Life of Fund  6-Month*  1-Year  5-Year Life of Fund
WELLS FARGO C&B TAX-MANAGED VALUE FUND - Class A         (3.34)    5.00   8.03       9.07        2.58    11.38    9.33      9.91

WELLS FARGO C&B TAX-MANAGED VALUE FUND - Class B         (3.05)    5.31   8.22       9.11        1.95    10.31    8.51      9.11

WELLS FARGO C&B TAX-MANAGED VALUE FUND - Class C          1.01     9.37   8.52       9.12        2.01    10.37    8.52      9.12

WELLS FARGO C&B TAX-MANAGED VALUE FUND - Class D                                                 2.41    11.19    9.29      9.89

WELLS FARGO C&B TAX-MANAGED VALUE FUND - Institutional Class                                     2.47    11.25    9.30      9.90

Benchmarks

  The Russell 1000(R) Value Index                                                                6.75    15.45    3.49      8.59

  S&P 500 Index                                                                                  2.96     9.41   (2.21)     4.53

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

      HCA Incorporated                                                     3.50%

      Merck & Company Incorporated                                         3.23%

      Big Lots Incorporated                                                2.74%

      McDonald's Corporation                                               2.64%

      MBIA Incorporated                                                    2.55%

      Zale Corporation                                                     2.45%

      Vodafone Group plc ADR                                               2.40%

      Dover Corporation                                                    2.40%

      Exxon Mobil Corporation                                              2.35%

      Bank of New York Company Incorporated                                2.33%

FUND CHARACTERISTICS(5) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

      Beta**                                                                0.79

      Price to Earnings (trailing 12 months)                             16.54 x

      Price to Book Ratio                                                 3.45 x

      Median Market Cap. ($B)                                             $17.54

      Portfolio Turnover                                                     25%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Durables                               8%
Hotel, Restaurants & Leisure                    6%
Media                                           7%
Retailing                                       7%
Consumer Staples                                6%
Energy                                          4%
Financial Services                             18%
Health Care                                    12%
Industrials                                    17%
Information Technology                          7%
Telecommunication Services                      2%
Materials                                       1%
Cash                                            5%

GROWTH OF $10,000 INVESTMENT(6) (AS OF OCTOBER 31, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Wells Fargo C&B      Wells Fargo C&B      Wells Fargo C&B
                   Tax-Managed           Tax-Managed         Tax-Managed      Russell 1000     S&P 500
                  Fund - Class A       Fund - Class I       Fund - Class D     Value Index      Index
       Feb-97          9425                10000                10000             10000         10000
                       9312                 9880                 9880             10050          9860
                       9237                 9800                 9800              9688          9440
                       9388                 9961                 9961             10095          9991
                      10192                10813                10813             10659         10577
                      10702                11355                11355             11117         11036
                      11489                12189                12189             11953         11898
                      10986                11656                11656             11527         11215
                      11451                12149                12149             12223         11811
       Oct-97         10889                11554                11554             11882         11404
                      11222                11907                11907             12408         11912
                      11308                11998                11998             12770         12100
                      11232                11917                11917             12589         12222
                      12129                12868                12868             13436         13083
                      12625                13395                13395             14258         13736
                      12510                13273                13273             14354         13861
                      12232                12978                12978             14141         13600
                      12098                12836                12836             14322         14136
                      11619                12327                12327             14070         13972
                      9845                 10446                10446             11976         11936
                      10545                11188                11188             12664         12681
       Oct-98         11778                12496                12496             13645         13699
                      12211                12956                12956             14281         14509
                      12369                13123                13123             14767         15327
                      11751                12468                12468             14885         15956
                      11867                12591                12591             14675         15441
                      12234                12980                12980             14979         16040
                      13210                14016                14016             16378         16648
                      13268                14077                14077             16198         16233
                      13645                14478                14478             16667         17116
                      13374                14189                14189             16179         16568
                      12908                13696                13696             15579         16464
                      12473                13234                13234             15035         15994
       Oct-99         12512                13275                13275             15901         16994
                      12589                13357                13357             15777         17318
                      13055                13852                13852             15853         18320
                      12870                13655                13655             15336         17388
                      11828                12549                12549             14197         17038
                      13394                14211                14211             15929         18686
                      13570                14398                14398             15744         18110
                      14234                15102                15102             15909         17714
                      13795                14637                14637             15182         18138
                      13805                14647                14647             15372         17841
                      14422                15301                15301             16226         18924
                      14582                15472                15472             16376         17912
        1-Oct         15054                15972                15972             16779         17823
                      15034                15951                15951             16156         16396
                      15900                16869                16869             16966         16463
                      15685                16641                16641             17030         17033
                      15330                16265                16265             16557         15461
                      14865                15772                15772             15972         14468
                      15059                15978                15978             16755         15580
                      15717                16676                16676             17132         15659
                      15216                16144                16144             16751         15267
                      15583                16534                16534             16716         15103
                      15529                16476                16476             16046         14135
                      14780                15681                15681             14916         12980
        1-Oct         14758                15658                15658             14788         13214
                      15397                16336                16336             15647         14208
                      15745                16705                16705             16016         14316
                      15897                16866                16866             15893         14093
                      16244                17235                17235             15919         13800
                      16751                17773                17773             16672         14307
                      16414                17416                17416             16100         13428
                      16414                17416                17416             16180         13306
                      15504                16450                16450             15251         12342
                      14471                15354                15354             13833         11367
                      14591                15481                15481             13938         11423
                      13197                14002                14002             12388         10166
        2-Oct         14101                14961                14961             13306         11045
                      15300                16233                16233             14145         11675
                      14599                15490                15490             13531         10971
                      14063                14921                14921             13203         10670
                      13374                14190                14190             12851         10488
                      13462                14283                14283             12873         10575
                      14842                15748                15748             14005         11433
                      15883                16852                16852             14910         12015
                      16101                17083                17083             15096         12151
                      16343                17340                17340             15323         12348
                      17023                18062                18062             15562         12569
                      16524                17532                17532             15409         12419
        3-Oct         17545                18616                18616             16352         13101
                      17820                18907                18907             16574         13195
                      18701                19842                19842             17596         13865
                      18932                20087                20087             17905         14104
                      19472                20659                20659             18289         14276
                      19269                20445                20445             18129         14043
                      19049                20211                20211             17687         13807
                      19214                20386                20386             17867         13974
                      19662                20862                20862             18289         14225
                      19056                20219                20219             18031         13737
                      19200                20359                20347             18287         13769
                      19453                20616                20616             18570         13898
        4-Oct         19541                20710                20698             18879         14093

--------------------------------------------------------------------------------
(5)   Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the WELLS FARGO C&B TAX-MANAGED VALUE FUND Class A shares, Class D shares and Institutional Class shares for the life of the Fund with the Russell 1000(R) Value Index and the S&P 500 Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (last six month period).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                            Beginning       Ending
                                                             Account       Account        Expenses
                                                              Value         Value        Paid During       Net Annual
                                                            4/30/2004     10/31/2004      Period(1)      Expense Ratio
Wells Fargo C & B Large Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo C & B Large Cap Value Fund - Class A
Actual(2)                                                   $1,000.00      $1,032.50        $3.27            1.20%

Hypothetical (5% return before expenses)                    $1,000.00      $1,019.10        $6.09            1.20%

Wells Fargo C & B Large Cap Value Fund - Class B
Actual(2)                                                   $1,000.00      $1,031.20        $5.30            1.95%

Hypothetical (5% return before expenses)                    $1,000.00      $1,015.33        $9.88            1.95%

Wells Fargo C & B Large Cap Value Fund - Class C
Actual(2)                                                   $1,000.00      $1,031.20        $5.30            1.95%

Hypothetical (5% return before expenses)                    $1,000.00      $1,015.33        $9.88            1.95%

Wells Fargo C & B Large Cap Value Fund - Class D
Actual                                                      $1,000.00      $1,022.00        $5.85            1.15%

Hypothetical (5% return before expenses)                    $1,000.00      $1,019.36        $5.84            1.15%

Wells Fargo C & B Large Cap Value Fund - Institutional Class
Actual(2)                                                   $1,000.00      $1,033.70        $2.59            0.95%

Hypothetical (5% return before expenses)                    $1,000.00      $1,020.36        $4.82            0.95%

Wells Fargo C & B Large Cap Value Fund - Select Class
Actual(2)                                                   $1,000.00      $1,033.70        $1.91            0.70%

Hypothetical (5% return before expenses)                    $1,000.00      $1,021.62        $3.56            0.70%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                            Beginning       Ending
                                                             Account       Account        Expenses
                                                              Value         Value        Paid During       Net Annual
                                                            4/30/2004     10/31/2004      Period(1)      Expense Ratio
Wells Fargo C & B Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo C & B Mid Cap Value Fund - Class A
Actual(2)                                                   $1,000.00      $1,020.00        $3.76            1.39%

Hypothetical (5% return before expenses)                    $1,000.00      $1,018.15        $7.05            1.39%

Wells Fargo C & B Mid Cap Value Fund - Class B
Actual(2)                                                   $1,000.00      $1,018.40        $5.78            2.14%

Hypothetical (5% return before expenses)                    $1,000.00      $1,014.38       $10.84            2.14%

Wells Fargo C & B Mid Cap Value Fund - Class C
Actual(2)                                                   $1,000.00      $1,018.40        $5.78            2.14%

Hypothetical (5% return before expenses)                    $1,000.00      $1,014.38       $10.84            2.14%

Wells Fargo C & B Mid Cap Value Fund - Class D
Actual                                                      $1,000.00        $991.10        $6.11            1.22%

Hypothetical (5% return before expenses)                    $1,000.00      $1,019.00        $6.19            1.22%

Wells Fargo C & B Mid Cap Value Fund - Institutional Class
Actual(2)                                                   $1,000.00      $1,020.50        $3.11            1.15%

Hypothetical (5% return before expenses)                    $1,000.00      $1,019.36        $5.84            1.15%

Wells Fargo C & B Mid Cap Value Fund - Select Class
Actual(2)                                                   $1,000.00      $1,021.10        $2.44            0.90%

Hypothetical (5% return before expenses)                    $1,000.00      $1,020.61        $4.57            0.90%

Wells Fargo C & B Tax-Managed Value Fund
-----------------------------------------------------------------------------------------------------------------------
Wells Fargo C & B Tax-Managed Value Fund - Class A
Actual(2)                                                   $1,000.00      $1,039.30        $3.28            1.20%

Hypothetical (5% return before expenses)                    $1,000.00      $1,019.10        $6.09            1.20%

Wells Fargo C & B Tax-Managed Value Fund - Class B
Actual(2)                                                   $1,000.00      $1,034.60        $5.31            1.95%

Hypothetical (5% return before expenses)                    $1,000.00      $1,015.33        $9.88            1.95%

Wells Fargo C & B Tax-Managed Value Fund - Class C
Actual(2)                                                   $1,000.00      $1,035.20        $5.31            1.95%

Hypothetical (5% return before expenses)                    $1,000.00      $1,015.33        $9.88            1.95%

Wells Fargo C & B Tax-Managed Value Fund - Class D
Actual                                                      $1,000.00      $1,024.10        $6.11            1.20%

Hypothetical (5% return before expenses)                    $1,000.00      $1,019.10        $6.09            1.20%

Wells Fargo C & B Tax-Managed Value Fund - Institutional
Class Actual(2)                                             $1,000.00      $1,038.10        $2.59            0.95%

Hypothetical (5% return before expenses)                    $1,000.00      $1,020.36        $4.82            0.95%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON JULY 26, 2004. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 98/366 (TO REFLECT THE PERIOD FROM JULY 26, 2004 TO OCTOBER 31, 2004).

WELLS FARGO STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 90.93%

APPAREL & ACCESSORY STORES - 1.95%
     36,700  KOHL'S CORPORATION+                                                                                  $  1,862,892
                                                                                                                  ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.89%
     38,500  JONES APPAREL GROUP INCORPORATED                                                                        1,359,050
     26,000  VF CORPORATION                                                                                          1,399,580

                                                                                                                     2,758,630
                                                                                                                  ------------

BUSINESS SERVICES - 8.95%
     19,400  COMPUTER SCIENCES CORPORATION+                                                                            963,598
     45,400  MANPOWER INCORPORATED                                                                                   2,054,350
     74,900  MICROSOFT CORPORATION                                                                                   2,096,451
     25,900  OMNICOM GROUP INCORPORATED                                                                              2,043,510
    265,976  PARAMETRIC TECHNOLOGY CORPORATION+                                                                      1,380,416

                                                                                                                     8,538,325
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 5.42%
     60,200  BRISTOL-MYERS SQUIBB COMPANY<<                                                                          1,410,486
     42,100  COLGATE PALMOLIVE COMPANY                                                                               1,878,502
     60,100  MERCK & COMPANY INCORPORATED                                                                            1,881,731

                                                                                                                     5,170,719
                                                                                                                  ------------

COMMUNICATIONS - 4.48%
     69,300  COMCAST CORPORATION+<<                                                                                  2,012,472
     87,500  VODAFONE GROUP PLC ADR<<                                                                                2,256,625

                                                                                                                     4,269,097
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 5.96%
     42,400  BANK OF AMERICA CORPORATION                                                                             1,899,096
     62,700  BANK OF NEW YORK COMPANY INCORPORATED<<                                                                 2,035,242
     45,300  JP MORGAN CHASE & COMPANY                                                                               1,748,580

                                                                                                                     5,682,918
                                                                                                                  ------------

EATING & DRINKING PLACES - 6.09%
     57,400  ARAMARK CORPORATION CLASS B                                                                             1,294,370
     84,900  MCDONALD'S CORPORATION                                                                                  2,474,835
     61,100  WENDY'S INTERNATIONAL INCORPORATED                                                                      2,038,907

                                                                                                                     5,808,112
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.91%
     70,700  MOLEX INCORPORATED CLASS A                                                                              1,818,404
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.57%
     50,900  SNAP-ON INCORPORATED                                                                                    1,495,442
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.90%
     36,200  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   1,808,190
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004             WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FURNITURE & FIXTURES - 2.18%
     74,100  LEGGETT & PLATT INCORPORATED                                                                         $  2,084,433
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 1.93%
    148,500  BIG LOTS INCORPORATED+                                                                                  1,839,915
                                                                                                                  ------------

HEALTH SERVICES - 1.84%
     47,700  HCA INCORPORATED                                                                                        1,752,021
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.38%
        810  BERKSHIRE HATHAWAY INCORPORATED+<<                                                                      2,271,240
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.66%
     57,100  DOVER CORPORATION                                                                                       2,242,317
     50,400  PITNEY BOWES INCORPORATED                                                                               2,205,000

                                                                                                                     4,447,317
                                                                                                                  ------------

INSURANCE CARRIERS - 4.42%
     41,800  MBIA INCORPORATED                                                                                       2,418,548
     47,700  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  1,801,152

                                                                                                                     4,219,700
                                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.44%
     58,600  BAXTER INTERNATIONAL INCORPORATED                                                                       1,802,536
     28,200  BECTON DICKINSON & COMPANY                                                                              1,480,500

                                                                                                                     3,283,036
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.90%
     26,672  EATON CORPORATION                                                                                       1,705,674
    113,900  HASBRO INCORPORATED                                                                                     2,014,891

                                                                                                                     3,720,565
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 2.51%
     83,900  ZALE CORPORATION+                                                                                       2,392,828
                                                                                                                  ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.46%
     36,500  AMERICAN EXPRESS COMPANY<<                                                                              1,937,055
     52,698  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                     1,682,647
     23,800  FREDDIE MAC                                                                                             1,585,080

                                                                                                                     5,204,782
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 1.96%
     31,300  KIMBERLY-CLARK CORPORATION                                                                              1,867,671
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.21%
     47,700  EXXON MOBIL CORPORATION                                                                                 2,347,794
     30,700  ROYAL DUTCH PETROLEUM COMPANY                                                                           1,665,168

                                                                                                                     4,012,962
                                                                                                                  ------------

WELLS FARGO STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PRIMARY METAL INDUSTRIES - 3.08%
     33,100  ENGELHARD CORPORATION                                                                                $    936,730
     43,700  HUBBELL INCORPORATED CLASS B                                                                            1,997,964

                                                                                                                     2,934,694
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.33%
     61,000  VIACOM INCORPORATED CLASS B<<                                                                           2,225,890
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 3.96%
     34,600  BOEING COMPANY                                                                                          1,726,540
     20,100  GENERAL DYNAMICS CORPORATION                                                                            2,052,612

                                                                                                                     3,779,152
                                                                                                                  ------------

WATER TRANSPORTATION - 1.55%
     29,300  CARNIVAL CORPORATION                                                                                    1,481,408
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $82,804,348)                                                                               86,730,343
                                                                                                                  ------------

COLLATERAL FOR SECURITIES LENDING - 11.51%
             COLLATERAL FOR SECURITY LENDING                                                                        10,975,057

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,975,057)                                                          10,975,057
                                                                                                                  ------------

PRINCIPAL

SHORT-TERM INVESTMENTS - 7.89%
  7,522,872  WELLS FARGO MONEY MARKET TRUST~++                                                                       7,522,872
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,522,872)                                                                       7,522,872
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $101,302,277)*                        110.33%                                                               $105,228,272
OTHER ASSETS AND LIABILITIES, NET           (10.33)                                                                 (9,851,135)
                                            ------                                                                ------------
TOTAL NET ASSETS                            100.00%                                                               $ 95,377,137
                                            ======                                                                ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,522,872.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $101,425,797 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                     $ 4,987,935
      GROSS UNREALIZED DEPRECIATION                      (1,185,460)
                                                        -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)        $ 3,802,475

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004             WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 94.90%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.21%
    252,886  JONES APPAREL GROUP INCORPORATED                                                                     $  8,926,876
  1,093,500  TOMMY HILFIGER CORPORATION+                                                                            10,497,600

                                                                                                                    19,424,476
                                                                                                                  ------------

BUSINESS SERVICES - 15.34%
    782,800  CATALINA MARKETING CORPORATION                                                                         20,047,508
    122,000  COMPUTER SCIENCES CORPORATION+                                                                          6,059,740
    253,900  EQUIFAX INCORPORATED                                                                                    6,639,485
    709,150  IMS HEALTH INCORPORATED                                                                                15,019,797
  1,056,000  MONEYGRAM INTERNATIONAL INCORPORATED                                                                   19,641,600
  4,052,000  PARAMETRIC TECHNOLOGY CORPORATION+                                                                     21,029,880
    210,063  VIAD CORPORATION                                                                                        4,522,656

                                                                                                                    92,960,666
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 2.32%
    391,978  ALBEMARLE CORPORATION<<                                                                                14,052,411
                                                                                                                  ------------

EATING & DRINKING PLACES - 6.46%
    385,000  ARAMARK CORPORATION CLASS B                                                                             8,681,750
    601,071  CBRL GROUP INCORPORATED                                                                                21,794,834
    259,826  WENDY'S INTERNATIONAL INCORPORATED                                                                      8,670,394

                                                                                                                    39,146,978
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.43%
  4,299,673  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                  9,502,278
    437,176  AVX CORPORATION                                                                                         5,246,112
  1,147,765  MYKROLIS CORPORATION+                                                                                  12,063,010

                                                                                                                    26,811,400
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.41%
    704,121  SNAP-ON INCORPORATED                                                                                   20,687,075
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.21%
    360,900  PEPSIAMERICAS INCORPORATED                                                                              7,308,225
                                                                                                                  ------------

FURNITURE & FIXTURES - 2.19%
  1,011,800  STEELCASE INCORPORATED                                                                                 13,254,580
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 5.77%
  2,341,800  BIG LOTS INCORPORATED+<<                                                                               29,014,902
    308,583  DOLLAR GENERAL CORPORATION                                                                              5,940,223

                                                                                                                    34,955,125
                                                                                                                  ------------

HEALTH SERVICES - 1.92%
    279,800  UNIVERSAL HEALTH SERVICES CLASS B                                                                      11,628,488
                                                                                                                  ------------

WELLS FARGO STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.03%
    292,654  DOVER CORPORATION                                                                                    $ 11,492,522
  1,775,000  ENTEGRIS INCORPORATED+                                                                                 16,427,625
    885,230  PALL CORPORATION                                                                                       22,892,048
     95,100  TENNANT COMPANY                                                                                         3,880,080

                                                                                                                    54,692,275
                                                                                                                  ------------

INSURANCE AGENTS, BROKERS & SERVICE - 5.03%
    518,400  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                   17,578,944
    944,714  UNUMPROVIDENT CORPORATION<<                                                                            12,904,793

                                                                                                                    30,483,737
                                                                                                                  ------------

INSURANCE CARRIERS - 6.11%
    109,344  AMBAC FINANCIAL GROUP INCORPORATED                                                                      8,535,393
    302,093  MBIA INCORPORATED<<                                                                                    17,479,101
    291,324  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                 11,000,394

                                                                                                                    37,014,888
                                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.54%
    126,000  BECTON DICKINSON & COMPANY                                                                              6,615,000
    721,990  HAEMONETICS CORPORATION MASSACHUSETTS+<<                                                               23,717,372
    446,700  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                             21,396,930

                                                                                                                    51,729,302
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.22%
    760,758  HASBRO INCORPORATED                                                                                    13,457,809
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 4.25%
    902,370  ZALE CORPORATION+<<                                                                                    25,735,592
                                                                                                                  ------------

PRIMARY METAL INDUSTRIES - 3.84%
    508,252  HUBBELL INCORPORATED CLASS B                                                                           23,237,281
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.58%
    373,000  HARTE HANKS INCORPORATED                                                                                9,601,020
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 4.10%
    980,625  FEDERAL SIGNAL CORPORATION<<                                                                           16,297,988
    314,300  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                        8,570,961

                                                                                                                    24,868,949
                                                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS - 3.94%
    410,877  CARLISLE COMPANIES INCORPORATED                                                                        23,884,280
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $550,305,392)                                                                             574,934,557
                                                                                                                  ------------

COLLATERAL FOR SECURITIES LENDING - 7.20%
             COLLATERAL FOR SECURITY LENDING                                                                        43,631,788

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $43,631,788)                                                          43,631,788
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004             WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 4.55%
 27,557,437  WELLS FARGO MONEY MARKET TRUST~++                                                                    $ 27,557,437
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $27,557,437)                                                                     27,557,437
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $621,494,617)*                        106.65%                                                               $646,123,782
OTHER ASSETS AND LIABILITIES, NET            (6.65)                                                                (40,261,863)
                                            ------                                                                ------------
TOTAL NET ASSETS                            100.00%                                                               $605,861,919
                                            ======                                                                ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $27,557,437.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $622,272,196 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                    $ 46,498,170
      GROSS UNREALIZED DEPRECIATION                     (22,646,584)
                                                       ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)       $ 23,851,586

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

   C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE

COMMON STOCK - 95.34%

APPAREL & ACCESSORY STORES - 1.95%
      8,900  KOHL'S CORPORATION+                                                                                  $    451,764
                                                                                                                  ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.75%
      8,970  JONES APPAREL GROUP INCORPORATED                                                                          316,641
      5,940  VF CORPORATION                                                                                            319,750

                                                                                                                       636,391
                                                                                                                  ------------

BUSINESS SERVICES - 8.98%
      4,400  COMPUTER SCIENCES CORPORATION+                                                                            218,548
     11,150  MANPOWER INCORPORATED                                                                                     504,537
     18,210  MICROSOFT CORPORATION                                                                                     509,698
      6,400  OMNICOM GROUP INCORPORATED                                                                                504,960
     65,130  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        338,025

                                                                                                                     2,075,768
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 6.70%
     14,610  BRISTOL-MYERS SQUIBB COMPANY                                                                              342,312
     10,200  COLGATE PALMOLIVE COMPANY                                                                                 455,124
     24,020  MERCK & COMPANY INCORPORATED                                                                              752,066

                                                                                                                     1,549,502
                                                                                                                  ------------

COMMUNICATIONS - 4.57%
     17,100  COMCAST CORPORATION+<<                                                                                    496,584
     21,700  VODAFONE GROUP PLC ADR<<                                                                                  559,643

                                                                                                                     1,056,227
                                                                                                                  ------------

DEPOSITORY INSTITUTIONS - 6.20%
     10,342  BANK OF AMERICA CORPORATION                                                                               463,218
     16,740  BANK OF NEW YORK COMPANY INCORPORATED                                                                     543,380
     11,060  JP MORGAN CHASE & COMPANY                                                                                 426,916

                                                                                                                     1,433,514
                                                                                                                  ------------

EATING & DRINKING PLACES - 6.07%
     13,000  ARAMARK CORPORATION CLASS B                                                                               293,150
     21,080  MCDONALD'S CORPORATION                                                                                    614,482
     14,840  WENDY'S INTERNATIONAL INCORPORATED                                                                        495,211

                                                                                                                     1,402,843
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.93%
     17,370  MOLEX INCORPORATED CLASS A                                                                                446,756
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.46%
     11,470  SNAP-ON INCORPORATED                                                                                      336,988
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.91%
      8,820  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     440,559
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004             WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FURNITURE & FIXTURES - 2.81%
     17,990  LEGGETT & PLATT INCORPORATED                                                                         $    506,059
     11,000  STEELCASE INCORPORATED                                                                                    144,100

                                                                                                                       650,159
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 2.76%
     51,500  BIG LOTS INCORPORATED+                                                                                    638,085
                                                                                                                  ------------

HEALTH SERVICES - 3.52%
     22,180  HCA INCORPORATED<<                                                                                        814,671
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 2.28%
        188  BERKSHIRE HATHAWAY INCORPORATED+                                                                          527,152
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.73%
     14,200  DOVER CORPORATION                                                                                         557,634
     12,250  PITNEY BOWES INCORPORATED                                                                                 535,937

                                                                                                                     1,093,571
                                                                                                                  ------------

INSURANCE CARRIERS - 4.40%
     10,270  MBIA INCORPORATED                                                                                         594,222
     11,190  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    422,535

                                                                                                                     1,016,757
                                                                                                                  ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.38%
     14,210  BAXTER INTERNATIONAL INCORPORATED                                                                         437,100
      6,580  BECTON DICKINSON & COMPANY                                                                                345,450

                                                                                                                       782,550
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.94%
      6,520  EATON CORPORATION                                                                                         416,954
     27,900  HASBRO INCORPORATED                                                                                       493,551

                                                                                                                       910,505
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 2.46%
     19,980  ZALE CORPORATION+                                                                                         569,830
                                                                                                                  ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.47%
      8,900  AMERICAN EXPRESS COMPANY<<                                                                                472,323
     12,800  COUNTRYWIDE FINANCIAL CORPORATION                                                                         408,704
      5,760  FREDDIE MAC                                                                                               383,616

                                                                                                                     1,264,643
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 1.96%
      7,600  KIMBERLY-CLARK CORPORATION                                                                                453,492
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.15%
     11,120  EXXON MOBIL CORPORATION                                                                                   547,327
      7,580  ROYAL DUTCH PETROLEUM COMPANY<<                                                                           411,139

                                                                                                                       958,466
                                                                                                                  ------------

WELLS FARGO STOCK FUNDS             PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004
--------------------------------------------------------------------------------

   C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PRIMARY METAL INDUSTRIES - 3.10%
      8,000  ENGELHARD CORPORATION                                                                                $    226,400
     10,740  HUBBELL INCORPORATED CLASS B                                                                              491,033

                                                                                                                       717,433
                                                                                                                  ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.34%
     14,820  VIACOM INCORPORATED CLASS B<<                                                                             540,782
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 4.02%
      8,520  BOEING COMPANY                                                                                            425,148
      4,930  GENERAL DYNAMICS CORPORATION                                                                              503,452

                                                                                                                       928,600
                                                                                                                  ------------

WATER TRANSPORTATION - 1.50%
      6,860  CARNIVAL CORPORATION                                                                                      346,842
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $19,999,823)                                                                               22,043,850
                                                                                                                  ------------

COLLATERAL FOR SECURITIES LENDING - 9.05%
             COLLATERAL FOR SECURITY LENDING                                                                         2,091,575

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,091,575)                                                            2,091,575
                                                                                                                  ------------

PRINCIPAL

SHORT-TERM INVESTMENTS - 5.31%
  1,227,394  WELLS FARGO MONEY MARKET TRUST~++                                                                       1,227,394
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,227,394)                                                                       1,227,394
                                                                                                                  ------------


TOTAL INVESTMENTS IN SECURITIES
(COST $23,318,792)*                         109.70%                                                               $ 25,362,819
OTHER ASSETS AND LIABILITIES, NET            (9.70)                                                                 (2,241,769)
                                            ------                                                                ------------
TOTAL NET ASSETS                            100.00%                                                               $ 23,121,050
                                            ======                                                                ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,227,394.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $23,338,435 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                     $ 2,398,554
      GROSS UNREALIZED DEPRECIATION                        (374,170)
                                                        -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)        $ 2,024,384

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                    C&B                 C&B                 C&B
                                                                              LARGE CAP             MID CAP         TAX-MANAGED
                                                                             VALUE FUND          VALUE FUND          VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE .....................................   $   86,730,343      $  574,934,557      $   22,043,850
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..........................       10,975,057          43,631,788           2,091,575
  INVESTMENTS IN AFFILIATES ..........................................        7,522,872          27,557,437           1,227,394
                                                                         --------------      --------------      --------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ....................      105,228,272         646,123,782          25,362,819
                                                                         --------------      --------------      --------------
  RECEIVABLE FOR FUND SHARES ISSUED ..................................        2,808,202           3,168,845             145,283
  RECEIVABLE FOR INVESTMENTS SOLD ....................................          533,724           6,301,084             128,094
  RECEIVABLES FOR DIVIDENDS AND INTEREST .............................           86,741             352,199              25,483
                                                                         --------------      --------------      --------------
TOTAL ASSETS .........................................................      108,656,939         655,945,910          25,661,679
                                                                         --------------      --------------      --------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ...................................           87,945           2,135,801              13,543
  PAYABLE FOR INVESTMENTS PURCHASED ..................................        2,116,884           3,630,201             398,318
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..............           52,931             494,085               8,627
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ............................           16,361             108,148               4,349
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .............................       10,975,057          43,631,788           2,091,575
  ACCRUED EXPENSES AND OTHER LIABILITIES .............................           30,624              83,968              24,217
                                                                         --------------      --------------      --------------
TOTAL LIABILITIES ....................................................       13,279,802          50,083,991           2,540,629
                                                                         --------------      --------------      --------------
TOTAL NET ASSETS .....................................................   $   95,377,137      $  605,861,919      $   23,121,050
                                                                         ==============      ==============      ==============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ....................................................   $   90,227,622      $  562,467,891      $   20,602,071
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................           49,379                   0              20,534
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............        1,174,141          18,764,863             454,418
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
   CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
   FOREIGN CURRENCIES ................................................        3,925,995          24,629,165           2,044,027
                                                                         --------------      --------------      --------------
TOTAL NET ASSETS .....................................................   $   95,377,137      $  605,861,919      $   23,121,050
                                                                         --------------      --------------      --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ...............................................   $   11,408,197      $    4,937,818      $    1,437,927
  SHARES OUTSTANDING - CLASS A .......................................        1,379,349             261,419              81,084
  NET ASSET VALUE PER SHARE - CLASS A ................................   $         8.27      $        18.89      $        17.73
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ......................   $         8.77      $        20.04      $        18.81
  NET ASSETS - CLASS B ...............................................   $    5,790,439      $    2,612,582      $      394,726
  SHARES OUTSTANDING - CLASS B .......................................          701,305             138,548              22,360
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .............   $         8.26      $        18.86      $        17.65
  NET ASSETS - CLASS C ...............................................   $    2,732,406      $    1,080,900      $      174,264
  SHARES OUTSTANDING - CLASS C .......................................          330,930              57,312               9,867
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .............   $         8.26      $        18.86      $        17.66
  NET ASSETS - CLASS D ...............................................   $   50,789,558      $  498,622,504      $   19,912,654
  SHARES OUTSTANDING - CLASS D .......................................        6,141,987          26,389,871           1,125,135
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D .............   $         8.27      $        18.89      $        17.70
  NET ASSETS - INSTITUTIONAL CLASS ...................................   $   15,029,851      $   81,231,710      $    1,201,479
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........................        1,816,323           4,297,395              67,848
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .   $         8.27      $        18.90      $        17.71
  NET ASSET -SELECT CLASS ............................................   $    9,626,686      $   17,376,405                 N/A
  SHARES OUTSTANDING - SELECT CLASS ..................................        1,162,463             918,744                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS ........   $         8.28      $        18.91                 N/A
                                                                         --------------      --------------      --------------
INVESTMENTS AT COST ..................................................   $  101,302,277      $  621,494,617      $   23,318,792
                                                                         ==============      ==============      ==============
SECURITIES ON LOAN, AT MARKET VALUE ..................................   $   10,720,882      $   41,165,538      $    2,034,184
                                                                         ==============      ==============      ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

WELLS FARGO STOCK FUNDS           STATEMENT OF OPERATIONS  -- FOR THE YEAR ENDED
                                                                OCTOBER 31, 2004
--------------------------------------------------------------------------------

                                                                                    C&B                 C&B                 C&B
                                                                              LARGE CAP             MID CAP         TAX-MANAGED
                                                                             VALUE FUND          VALUE FUND          VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) .......................................................   $      470,189      $    5,007,722      $      235,244
  INTEREST ...........................................................            9,900              99,566               5,937
  INCOME FROM AFFILIATED SECURITIES ..................................           23,321              78,830               3,666
  SECURITIES LENDING INCOME ..........................................              594               4,840                 220
                                                                         --------------      --------------      --------------
TOTAL INVESTMENT INCOME ..............................................          504,004           5,190,958             245,067
                                                                         --------------      --------------      --------------

EXPENSES
  ADVISORY FEES ......................................................          225,689           3,193,832             102,395
  ADMINISTRATION FEES
   FUND LEVEL ........................................................           55,009             639,950              34,195
   CLASS A ...........................................................            3,738               1,801                 359
   CLASS B ...........................................................            1,773                 865                 118
   CLASS C ...........................................................              840                 313                  28
   CLASS D ...........................................................           24,505             374,920              13,894
   INSTITUTIONAL CLASS ...............................................            4,042              21,941                 621
   SELECT CLASS ......................................................            2,490               4,412                 N/A
  CUSTODY FEES .......................................................           13,880              48,300               3,680
  SHAREHOLDER SERVICING FEES .........................................           38,238           1,172,560              24,103
  ACCOUNTING FEES ....................................................           14,835              22,953              12,604
  DISTRIBUTION FEES (NOTE 3)
   CLASS B ...........................................................            4,750               2,317                 315
   CLASS C ...........................................................            2,251                 839                  74
  AUDIT FEES .........................................................            6,780              40,828               5,717
  LEGAL FEES .........................................................            1,086              31,442                 756
  REGISTRATION FEES ..................................................           32,832              63,275              28,192
  SHAREHOLDER REPORTS ................................................            3,859              66,098               1,078
  TRUSTEES' FEES .....................................................            2,547              14,441               2,194
  OTHER FEES AND EXPENSES ............................................              821              11,005                 549
                                                                         --------------      --------------      --------------
TOTAL EXPENSES .......................................................          439,965           5,712,092             230,872
                                                                         --------------      --------------      --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................          (67,908)           (186,320)            (45,434)
  NET EXPENSES .......................................................          372,057           5,525,772             185,438
                                                                         --------------      --------------      --------------
NET INVESTMENT INCOME (LOSS) .........................................          131,947            (334,814)             59,629
                                                                         --------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....        1,641,376          34,633,113             549,417
                                                                         --------------      --------------      --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................        1,641,376          34,633,113             549,417
                                                                         --------------      --------------      --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....        1,152,621         (18,313,305)            651,539
                                                                         --------------      --------------      --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS...        1,152,621         (18,313,305)            651,539
                                                                         ==============      ==============      ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............        2,793,997          16,319,808           1,200,956
                                                                         --------------      --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $    2,925,944      $   15,984,994      $    1,260,585
                                                                         ==============      ==============      ==============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF ............................   $        3,884      $            0      $        2,283

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               C&B LARGE CAP VALUE FUND
                                                                         ----------------------------------
                                                                                FOR THE             FOR THE
                                                                             YEAR ENDED          YEAR ENDED
                                                                            OCTOBER 31,         OCTOBER 31,
                                                                                   2004                2003
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $   20,418,564       $  14,383,316
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................          131,947             131,138
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................        1,641,376             177,533
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        1,152,621           4,055,893
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......        2,925,944           4,364,564
                                                                         --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
     CLASS D .........................................................          (88,394)           (133,963)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS D .........................................................                0          (1,711,433)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................       11,504,396                 N/A
   COST OF SHARES REDEEMED - CLASS A .................................         (225,395)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A ..............................................       11,279,001                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............................        6,011,658                 N/A
   COST OF SHARES REDEEMED - CLASS B .................................         (270,318)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B ..............................................        5,741,340                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...............................        2,720,503                 N/A
   COST OF SHARES REDEEMED - CLASS C .................................          (11,332)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C .............................................        2,709,171                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............................       47,900,214           4,861,256
   REINVESTMENT OF DISTRIBUTION - CLASS D ............................           82,043           1,772,656
   COST OF SHARES REDEEMED -CLASS D ..................................      (19,799,697)         (3,117,832)
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS D .............................................       28,182,560           3,516,080
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................       24,787,502                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................       (9,889,934)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS ............................       14,897,568                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ..........................        9,311,383                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - SELECT CLASS .........................................        9,311,383                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ..........................................       72,121,023           3,516,080
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ................................       74,958,573           6,035,248
                                                                         ==============       =============
ENDING NET ASSETS ....................................................   $   95,377,137       $  20,418,564
                                                                         ==============       =============

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .............................................        1,406,791                 N/A
   SHARES REDEEMED - CLASS A .........................................          (27,442)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............        1,379,349                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS B .............................................          734,857                 N/A
   SHARES REDEEMED - CLASS B .........................................          (33,552)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............          701,305                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS C .............................................          332,319                 N/A
   SHARES REDEEMED - CLASS C .........................................           (1,389)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............          330,930                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS D .............................................        5,852,480             721,278
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..........           10,360             295,868
   SHARES REDEEMED - CLASS D .........................................       (2,472,145)           (481,755)
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..............        3,390,695             535,391
                                                                         --------------       -------------
   SHARES SOLD - INSTITUTIONAL CLASS .................................        3,016,249                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .............................       (1,199,926)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..        1,816,323                 N/A
                                                                         --------------       -------------
   SHARES SOLD - SELECT CLASS ........................................        1,162,463                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SELECT CLASS .........        1,162,463                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
 FROM CAPITAL SHARE TRANSACTIONS .....................................        8,781,065             535,391
                                                                         ==============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........   $       49,379       $       5,833
                                                                         ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                C&B MID CAP VALUE FUND
                                                                         ----------------------------------
                                                                                FOR THE             FOR THE
                                                                             YEAR ENDED          YEAR ENDED
                                                                            OCTOBER 31,         OCTOBER 31,
                                                                                   2004                2003
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $  301,512,899       $  81,390,319
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................         (334,814)             18,145
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................       34,633,113           2,700,196
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      (18,313,305)         53,887,494
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......       15,984,994          56,605,835
                                                                         --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   NET INVESTMENT INCOME
     CLASS D .........................................................          (71,509)           (154,510)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS D .........................................................       (3,206,067)                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................        5,110,743                 N/A
   COST OF SHARES REDEEMED - CLASS A .................................         (205,346)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A ..............................................        4,905,397                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............................        2,655,821                 N/A
   COST OF SHARES REDEEMED - CLASS B .................................          (65,845)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B ..............................................        2,589,976                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...............................        1,084,568                 N/A
   COST OF SHARES REDEEMED - CLASS C .................................           (6,867)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C .............................................        1,077,701                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............................      401,407,999         205,607,838
   REINVESTMENT OF DISTRIBUTION - CLASS D ............................        3,170,770             143,356
   COST OF SHARES REDEEMED -CLASS D ..................................    ((220,155,503)        (42,079,939)
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS D .............................................      184,423,266         163,671,255
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................      178,233,439                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................      (96,612,026)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS ............................       81,621,413                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ..........................       17,023,849                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - SELECT CLASS .........................................       17,023,849                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ..........................................      291,641,602         163,671,255
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ................................      304,349,020         220,122,580
                                                                         ==============       =============
ENDING NET ASSETS ....................................................   $  605,861,919       $ 301,512,899
                                                                         ==============       =============

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .............................................          272,409                 N/A
   SHARES REDEEMED - CLASS A .........................................          (10,990)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............          261,419                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS B .............................................          142,042                 N/A
   SHARES REDEEMED - CLASS B .........................................           (3,494)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............          138,548                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS C .............................................           57,678                 N/A
   SHARES REDEEMED - CLASS C .........................................             (366)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............           57,312                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS D .............................................       21,070,037          13,377,575
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..........          173,128              10,567
   SHARES REDEEMED - CLASS D .........................................      (11,642,685)         (2,786,926)
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..............        9,600,480          10,601,216
                                                                         --------------       -------------
   SHARES SOLD - INSTITUTIONAL CLASS .................................        9,334,372                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .............................       (5,036,977)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..        4,297,395                 N/A
                                                                         --------------       -------------
   SHARES SOLD - SELECT CLASS ........................................          918,744                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SELECT CLASS .........          918,744                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
 FROM CAPITAL SHARE TRANSACTIONS .....................................       15,273,898          10,601,216
                                                                         ==============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........   $            0       $         (20)
                                                                         ==============       =============

                                                                               C&B TAX-MANAGED VALUE FUND
                                                                         ----------------------------------
                                                                                FOR THE             FOR THE
                                                                             YEAR ENDED          YEAR ENDED
                                                                            OCTOBER 31,         OCTOBER 31,
                                                                                   2004                2003
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $    9,147,073       $   4,798,515
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................           59,629              40,075
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................          549,417             (71,258)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          651,539           1,415,189
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......        1,260,585           1,384,006
                                                                         --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS D .........................................................          (40,558)            (41,841)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS D .........................................................                0              (5,748)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...............................        1,464,268                 N/A
   COST OF SHARES REDEEMED - CLASS A .................................          (43,459)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A ..............................................        1,420,809                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...............................          398,606                 N/A
   COST OF SHARES REDEEMED - CLASS B .................................           (6,479)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B ..............................................          392,127                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...............................          171,542                 N/A
   COST OF SHARES REDEEMED - CLASS C .................................                0                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C .............................................          171,542                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...............................       12,580,545           4,016,584
   REINVESTMENT OF DISTRIBUTION - CLASS D ............................                0              33,212
   COST OF SHARES REDEEMED -CLASS D ..................................       (2,968,697)         (1,037,655)
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS D .............................................        9,611,848           3,012,141
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ...................        1,167,257                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .....................           (9,633)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - INSTITUTIONAL CLASS ............................        1,157,624                 N/A
                                                                         --------------       -------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ..........................              N/A                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - SELECT CLASS .........................................              N/A                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ..........................................       12,753,950           3,012,141
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ................................       13,973,977           4,348,558
                                                                         ==============       =============
ENDING NET ASSETS ....................................................   $   23,121,050       $   9,147,073
                                                                         ==============       =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .............................................           83,591                 N/A
   SHARES REDEEMED - CLASS A .........................................           (2,507)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............           81,084                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS B .............................................           22,723                 N/A
   SHARES REDEEMED - CLASS B .........................................             (363)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............           22,360                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS C .............................................            9,867                 N/A
   SHARES REDEEMED - CLASS C .........................................                0                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............            9,867                 N/A
                                                                         --------------       -------------
   SHARES SOLD - CLASS D .............................................          725,438             276,221
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ..........                0               2,418
   SHARES REDEEMED - CLASS D .........................................         (173,198)            (76,621)
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D ..............          552,240             202,018
                                                                         --------------       -------------
   SHARES SOLD - INSTITUTIONAL CLASS .................................           68,417                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .............................             (569)                N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..           67,848                 N/A
                                                                         --------------       -------------
   SHARES SOLD - SELECT CLASS ........................................              N/A                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SELECT CLASS .........              N/A                 N/A
                                                                         --------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
 FROM CAPITAL SHARE TRANSACTIONS .....................................          733,399             202,018
                                                                         ==============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........   $       20,534       $       1,460
                                                                         ==============       =============

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          NET REALIZED
                                                                BEGINNING          NET             AND    DIVIDENDS   DISTRIBUTIONS
                                                                NET ASSET   INVESTMENT      UNREALIZED     FROM NET        FROM NET
                                                                VALUE PER       INCOME  GAIN (LOSS) ON   INVESTMENT        REALIZED
                                                                    SHARE       (LOSS)     INVESTMENTS       INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $    8.01         0.00            0.26         0.00            0.00

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $    8.01        (0.01)           0.26         0.00            0.00

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $    8.01        (0.01)           0.26         0.00            0.00

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................  $    7.42         0.03            0.85        (0.03)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................  $    6.49         0.05            1.61        (0.05)          (0.68)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................  $    7.13         0.05           (0.38)       (0.05)          (0.26)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................  $    8.71         0.07            0.27        (0.11)          (1.81)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................  $   12.06         0.12            0.54        (0.09)          (3.92)

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $    8.01         0.01            0.25         0.00            0.00

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $    8.01         0.02            0.25         0.00            0.00

C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   18.52        (0.00)           0.37         0.00            0.00

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   18.52        (0.02)           0.36         0.00            0.00

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   18.52        (0.02)           0.36         0.00            0.00

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................  $   17.96        (0.01)           1.11        (0.00)          (0.17)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................  $   13.15         0.00            4.83        (0.02)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................  $   14.19        (0.01)          (0.19)       (0.04)          (0.80)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................  $   12.78         0.08            2.12        (0.09)          (0.70)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................  $    9.84         0.07            3.16        (0.08)          (0.21)

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   18.52         0.00            0.38         0.00            0.00

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   18.52         0.02            0.37         0.00            0.00

C&B TAX-MANAGED VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   17.06         0.01            0.66         0.00            0.00

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   17.06        (0.01)           0.60         0.00            0.00

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   17.06         0.00            0.60         0.00            0.00

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................  $   15.97         0.07            1.72        (0.05)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................  $   12.94         0.09            3.05        (0.10)          (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................  $   13.63         0.09           (0.69)       (0.09)           0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................  $   15.33         0.13           (0.39)       (0.14)          (1.30)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................  $   12.87         0.15            2.45        (0.14)           0.00

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................  $   17.06         0.03            0.62         0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                DISTRIBUTIONS       ENDING
                                                                 IN EXCESS OF    NET ASSET
                                                                     REALIZED    VALUE PER
                                                                        GAINS        SHARE
------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $    8.27

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $    8.26

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $    8.26

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................           0.00    $    8.27
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................           0.00    $    7.42
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................           0.00    $    6.49
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................           0.00    $    7.13
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................           0.00    $    8.71

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $    8.27

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $    8.28

C&B MID CAP VALUE FUND
------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   18.89

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   18.86

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   18.86

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................           0.00    $   18.89
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................           0.00    $   17.96
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................           0.00    $   13.15
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................           0.00    $   14.19
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................           0.00    $   12.78

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   18.90

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   18.91

C&B TAX-MANAGED VALUE FUND
------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   17.73

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   17.65

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   17.66

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................           0.00    $   17.70
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................           0.00    $   15.97
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................           0.00    $   12.94
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................           0.00    $   13.63
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................           0.00    $   15.33

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           0.00    $   17.71

                                                                        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                -------------------------------------------------------
                                                                NET INVESTMENT        GROSS      EXPENSES           NET
                                                                 INCOME (LOSS)     EXPENSES        WAIVED      EXPENSES
-----------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            0.18%        1.60%        (0.40)%        1.20%

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           (0.60)%       2.35%        (0.40)%        1.95%

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           (0.58)%       2.35%        (0.40)%        1.95%

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................            0.40%        1.30%        (0.14)%        1.16%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................            0.76%        1.20%        (0.04)%        1.16%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................            0.59%        1.60%        (0.46)%        1.14%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................            0.91%        1.00%         0.00%         1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................            1.16%        1.00%         0.00%         1.00%

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            0.47%        1.39%        (0.44)%        0.95%

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            0.91%        1.22%        (0.52)%        0.70%

C&B MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           (0.18)%       1.41%        (0.01)%        1.40%

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           (0.95)%       2.16%        (0.01)%        2.15%

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           (0.98)%       2.16%        (0.01)%        2.15%

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................           (0.08)%       1.19%        (0.04)%        1.15%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................            0.01%        1.27%         0.00%         1.27%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................           (0.07)%       1.54%        (0.17)%        1.37%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................            0.68%        1.00%         0.00%         1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................            0.66%        1.00%         0.00%         1.00%

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            0.03%        1.17%        (0.02)%        1.15%

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            0.40%        0.96%        (0.06)%        0.90%

C&B TAX-MANAGED VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            0.34%        2.03%        (0.83)%        1.20%

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           (0.49)%       2.78%        (0.83)%        1.95%

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................           (0.33)%       2.86%        (0.91)%        1.95%

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................            0.39%        1.51%        (0.29)%        1.22%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................            0.65%        1.76%        (0.51)%        1.25%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................            0.66%        2.63%        (1.44)%        1.19%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................            0.94%        1.00%         0.00%         1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................            0.96%        1.00%         0.00%         1.00%

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            0.77%        1.80%        (0.85)%        0.95%

                                                                                  PORTFOLIO      NET ASSETS AT
                                                                         TOTAL     TURNOVER      END OF PERIOD
                                                                     RETURN(2)         RATE    (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.25%          30%   $        11,408

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.12%          30%   $         5,790

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.12%          30%   $         2,732

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................           11.88%          30%   $        50,790
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................           28.34%          26%   $        20,419
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................           (5.14)%         39%   $        14,383
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................            4.50%          41%   $        38,850
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................           10.89%          48%   $        35,251

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.37%          30%   $         9,627

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.37%          30%   $        15,030

C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            2.00%          31%   $         4,938

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            1.84%          31%   $         2,613

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            1.84%          31%   $         1,081

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................            6.18%          31%   $       498,623
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................           36.76%          18%   $       301,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................           (2.09)%         30%   $        81,390
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................           18.14%          44%   $         5,934
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................           33.78%         101%   $         1,520

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            2.05%          31%   $        81,232

SELECT CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            2.11%          31%   $        17,376

C&B TAX-MANAGED VALUE FUND
--------------------------------------------------------------------------------------------------------------
CLASS A
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.93%          25%   $         1,438

CLASS B
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.46%          25%   $           395

CLASS C
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.52%          25%   $           174

CLASS D
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........................           11.19%          25%   $        19,913
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........................           24.42%          31%   $         9,147
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........................           (4.45)%         32%   $         4,799
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........................           (1.96)%         16%   $         2,623
NOVEMBER 1, 1999 TO OCTOBER 31, 2000..........................           20.32%           9%   $         2,253

INSTITUTIONAL CLASS
JULY 26, 2004(3) TO OCTOBER 31, 2004..........................            3.81%          25%   $         1,201

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for the periods less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Large Cap Value Fund, C&B Mid Cap Value Fund, and C&B Tax-Managed Value Fund.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Boards of Trustees of The Cooke & Bieler Funds, approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into the Funds as defined above. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Large Cap Value Fund, the Wells Fargo C&B Mid CapValue Fund and the Wells Fargo C&B Tax-Managed Value Fund acquired all of the net assets of the C&B Large Cap Value Portfolio, C&B Mid Cap Value Portfolio and C&B Tax-Managed Value Portfolio respectively.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      During the fiscal year ended October 31, 2004, the Mid Cap Value Fund transferred portfolio assets to fund shareholders in exchange for shares of beneficial interest. The gain realized on this redemption-in-kind totaled $14,471,197 and represents a permanent difference which will be reclassified within the capital accounts for federal income tax purposes.

                                   Undistributed Net        Undistributed Net
Fund                               Investment Income        Realized Gain/Loss      Paid-in Capital

C&B LARGE CAP VALUE FUND             $      (7)               $          3            $         4

C&B MID CAP VALUE FUND                 406,343                 (14,877,521)            14,471,178

C&B TAX-MANAGED VALUE FUND                   3                           1                     (4)

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2004.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004 Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at October 31, 2004 are shown on the Statement of Assets and Liabilities.

      At October 31, 2004, cash collateral invested and credit quality breakdown were as follows:

                               Repurchase    Short-Term     Mid-Term   Money Market
Fund                           Agreements    Securities    Securities      Fund          Total

C&B LARGE CAP VALUE FUND           24%          55%           19%           2%           100%

C&B MID CAP VALUE FUND             37%          48%           14%           1%           100%

C&B TAX-MANAGED VALUE FUND         24%          52%           22%           2%           100%


Fund                            A Ratings    AA Ratings    AAA Ratings   Non-rated       Total

C&B LARGE CAP VALUE FUND           54%           4%           20%          22%           100%

C&B MID CAP VALUE FUND             72%           3%           17%           8%           100%

C&B TAX-MANAGED VALUE FUND         57%           4%           19%          20%           100%

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                Advisory Fees                                              Sub-Advisory Fees
                         Average Daily          (% of Average                          Average Daily         (% of Average
Fund                       Net Assets         Daily Net Assets)     Sub-Adviser         Net Assets         Daily Net Assets)

C&B LARGE CAP            $0 - 499 million           0.750            Cooke &          $0 - 250 million           0.45
VALUE FUND             $500 - 999 million           0.700          Bieler, L.P.     $250 - 500 million           0.40
                        $1 - 2.99 billion           0.650                           $500 - 750 million           0.35
                        $3 - 4.99 billion           0.625                                >$750 million           0.30
                             >$ 5 billion           0.600

C&B MID CAP              $0 - 499 million           0.750            Cooke &          $0 - 250 million           0.55
VALUE FUND             $500 - 999 million           0.700          Bieler, L.P.     $250 - 500 million           0.50
                        $1 - 2.99 billion           0.650                           $500 - 750 million           0.45
                        $3 - 4.99 billion           0.625                                >$750 million           0.40
                             >$ 5 billion           0.600

C&B TAX-MANAGED          $0 - 499 million           0.750            Cooke &          $0 - 250 million           0.45
VALUE FUND             $500 - 999 million           0.700           Bieler, L.P     $250 - 500 million           0.40
                        $1 - 2.99 billion           0.650                           $500 - 750 million           0.35
                        $3 - 4.99 billion           0.625                                >$750 million           0.30
                             >$ 5 billion           0.600

      Prior to July 26, 2004 Cooke & Bieler L.P. served as the advisor for each of the Cooke & Bieler funds, and was entitled to receive an annual fee equal to 0.63% of the average daily net assets of each Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                   Admin Fees
                     Average Daily                (% of Average
                      Net Assets                Daily Net Assets)

FUND LEVEL         $0 - 4.99 billion                  0.05

                   $5 - 9.99 billion                  0.04

                      > 9.99 billion                  0.03

CLASS A                                               0.28

CLASS B                                               0.28

CLASS C                                               0.28

CLASS D                                               0.28

INSTITUTIONAL                                         0.20

SELECT                                                0.10

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Prior to July 26, 2004 SEI Investments Global Fund Services ("SEI")served as administrator for each of the Cooke & Bieler funds, and was entitled to receive the following annual fees:

                                                     Admin Fees
   Average Daily                                   (% of Average
    Net Assets                                   Daily Net Assets)

$0 - 250 million                                       0.150

$250 - 500 million                                     0.125

 > 500 million                                         0.100

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

      Prior to July 26, 2004 DST Systems Inc. ("DST") served as transfer agent for each of the Cooke & Bieler funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

Fund                                       % of Average Daily Net Assets

C&B LARGE CAP VALUE FUND                               0.02

C&B MID CAP VALUE FUND                                 0.02

C&B TAX-MANAGED VALUE FUND                             0.02

      Prior to July 26, 2004 Wachovia Bank, N.A. served as custodian for each of the Cooke & Bieler funds.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

Share Class                                % of Average Daily Net Assets

CLASS A, CLASS B, CLASS C AND CLASS D                  0.25

INSTITUTIONAL CLASS*                                   0.10

SELECT CLASS                                           0.00

* Fees apply only to Institutional Class shares of the C&B Large Cap Value Fund and C&B Mid Cap Value Fund.

      For the year ended October 31, 2004, shareholder servicing fees paid were as follows:

Fund                           Class A       Class B        Class C     Class D     Institutional Class

C&B LARGE CAP VALUE FUND       $ 3,338       $ 1,583         $ 750     $   30,546       $  2,021

C&B MID CAP VALUE FUND           1,608           772           280      1,158,930         10,970

C&B TAX-MANAGED VALUE FUND         321           105            25         23,652              0

      Prior to July 26, 2004 each of the Cooke & Bieler funds has adopted a Shareholder Services Plan ("Plan"). Under the Plan, service providers that entered into agreements could receive up to 0.25% of each Fund's average daily net assets.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      For the year ended October 31, 2004, distribution fees paid are disclosed on the Statement of Operations.

      Prior to July 26, 2004 SEI Investments Distributions Company served as distributor for each of the Cooke & Bieler funds.

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to July 26, 2004 SEI served as fund accountant for each of the Cooke & Bieler funds.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended October 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                                     Net Operating Expense Limitations
                                                                                 Institutional
Fund                           Class A       Class B        Class C     Class D     Class        Select Class
C&B LARGE CAP VALUE FUND        1.20%         1.95%          1.95%       1.20%      0.95%            0.70%

C&B MID CAP VALUE FUND          1.40%         2.15%          2.15%       1.25%      1.15%            0.90%

C&B TAX-MANAGED VALUE FUND      1.20%         1.95%          1.95%       1.20%      0.95%              N/A

      Prior to July 26, 2004 net operating expense limitations for the Cooke & Bieler funds were as follows:

                                       Net Operating Expense Limitations
Fund                                                Class D

C&B LARGE CAP VALUE FUND                             1.25%

C&B MID CAP VALUE FUND                               1.40%

C&B TAX-MANAGED VALUE FUND                           1.25%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended October 31, 2004, were as follows:

Fund                               Purchases at Cost       Sales Proceeds

C&B LARGE CAP VALUE FUND             $ 75,086,031            $ 9,545,515

C&B MID CAP VALUE FUND                408,842,198            143,605,430

C&B TAX-MANAGED VALUE FUND             15,763,606              3,557,889

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended October 31, 2004, there were no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                  Long-Term
                                  Ordinary         Capital        Dividend Paid
                                   Income           Gain          on Redemption       Total
Fund                                2004            2004              2004            2004

C&B LARGE CAP VALUE FUND         $   88,394      $        0       $     0          $    88,394

C&B MID CAP VALUE FUND            2,329,633         947,943             0            3,277,576

C&B TAX-MANAGED VALUE FUND           40,558               0             0               40,558

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                  Long-Term
                                  Ordinary         Capital        Dividend Paid
                                   Income           Gain          on Redemption        Total
Fund                                2003            2003              2003             2003

C&B LARGE CAP VALUE FUND         $ 133,257       $ 1,712,139      $     0          $ 1,845,396

C&B MID CAP VALUE FUND             154,510                 0            0              154,510

C&B TAX-MANAGED VALUE FUND          41,851             5,738            0               47,589

      As of October 31, 2004, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to deferred loss on wash sales.

                                 Undistributed    Undistributed     Unrealized
                                   Ordinary         Long-Term      Appreciation     Capital Loss
Fund                                Income             Gain       (Depreciation)    Carryforward       Total

C&B Large Cap Value Fund          $   49,379       $ 1,297,661     $ 3,802,475        $ 0         $ 5,149,515

C&B Mid Cap Value Fund             2,315,794        17,226,648      23,851,586          0          43,394,028

C&B Tax-Managed Value Fund            20,534           474,061       2,024,384          0           2,518,979

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of C&B Large Cap Value Fund, C&B Mid Cap Value Fund, and C&B Tax-Managed Value Fund (collectively the "Funds"), three of the Funds constituting Wells Fargo Funds Trust as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years or periods in the period ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004. As to securities purchased or sold but not received or delivered we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the C&B Large Cap Value Fund, C&B Mid Cap Value Fund, and C&B Tax-Managed Value Fund of Wells Fargo Funds Trust as of October 31, 2004, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years or periods in the period ended October 31, 2004, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Philadelphia, Pennsylvania
December 16, 2004

WELLS FARGO STOCK FUNDS                                        OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      Each Fund of the Trust files its complete schedule of portfolio holdings with SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Fund Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 102 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES **

                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***     PAST FIVE YEARS                         OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee                   Retired.                                None
73                        since 1992
---------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee                   Private Investor/Real Estate            None
60                        since 1987                Developer; Chairman of White
                                                    Point Capital, LLC.

---------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***     PAST FIVE YEARS                         OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee                   Wake Forest University,                 None
62                        since 1987                Calloway School of Business
                                                    and Accountancy, Associate
                                                    Professor of Finance.

---------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee                   Chairman, CEO, and Co-                  None
62                        since 1998                Founder of Crystal Geyser
                          (Lead Trustee since       Water Company and President
                          2001)                     of Crystal Geyser Roxane Water
                                                    Company.

---------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee                   Retired. Prior thereto, President       None
71                        since 1987                of Richard M. Leach Associates
                                                    (a financial consulting firm).

---------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee                   Senior Counselor to the public          None
53                        since 1996                relations firm of Himle-Horner
                                                    and Senior Fellow at the
                                                    Humphrey Institute,
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).

---------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee                   Principal in the law firm of            None
64                        since 1996                Willeke & Daniels.

---------------------------------------------------------------------------------------------------------------

OTHER INFORMATION                                        WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                          POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE         PAST FIVE YEARS                         OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President                 Executive Vice President of             None
45                        since 2003                Wells Fargo Bank, N.A.
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003. Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. from 1997 to 2000.

---------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer                 Senior Vice President of Wells          None
35                        since 2003                Fargo Bank, N.A. Senior Vice
                                                    President of Operations
                                                    for Wells Fargo Funds
                                                    Management, LLC. Prior
                                                    thereto, Operations
                                                    Manager at Scudder
                                                    Weisel Capital, LLC
                                                    (2000 to 2001),
                                                    Director of Shareholder
                                                    Services at BISYS Fund
                                                    Services (1999 to 2000)
                                                    and Assistant Vice
                                                    President of Operations
                                                    with Nicholas-
                                                    Applegate Capital
                                                    Management (1993 to
                                                    1999).

---------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary                 Senior Vice President and               None
   44                     since 2000                Managing Senior Counsel of
                                                    Wells Fargo Bank, N.A. Senior
                                                    Vice President and Secretary of
                                                    Wells Fargo Funds
                                                    Management, LLC. Vice
                                                    President and Senior Counsel of
                                                    Wells Fargo Bank, N.A. from
                                                    1996 to 2003.

---------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO STOCK FUNDS                              TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) listed below designates a percentage of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.

                                                    Ordinary Income
Fund                                            Dividend Distribution %

C&B LARGE CAP VALUE FUND                                 99.98%

C&B MID CAP VALUE FUND                                   80.99%

C&B TAX-MANAGED VALUE FUND                              100.00%

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate capital gain dividends as follows:

                                                      Capital Gain
Fund                                                    Dividends

C&B MID CAP VALUE FUND                                 $  947,943

      The following funds designate the income dividends distributed between November 1, 2003 and October 31, 2004, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                                    % of Qualifying
Fund                                              Dividend Income (QDI)

C&B LARGE CAP VALUE FUND                                 98.13%

C&B MID CAP VALUE FUND                                   76.25%

C&B TAX-MANAGED VALUE FUND                               98.88%

LIST OF ABBREVIATIONS                                    WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depository Receipts
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
CMT           -- Constant Maturity Treasury
COFI          -- Cost of Funds Index
Connie Lee    -- Connie Lee Insurance Company
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
EDFA          -- Education Finance Authority
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
FRN           -- Floating Rate Notes
FSA           -- Financial Security Assurance, Inc
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MUD           -- Municipal Utility District
MTN           -- Medium Term Note
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PLC           -- Private Placement
PSFG          -- Public School Fund Guaranty
RAW           -- Revenue Anticipation Warrants
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
R&D           -- Research & Development
SFMR          -- Single Family Mortgage Revenue
STEERS        -- Structured Enhanced Return Trust
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
V/R           -- Variable Rate
WEBS          -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R) IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 031 (12/04)



ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, October 31, 2004, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2003 and October 31, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended October 31, 2003 and October 31, 2004, the
          Audit Fees were $894,295 and $966,020, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended October 31, 2003 and October 31, 2004 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2003 and October 31, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended October 31, 2003 and October 31, 2004, the Tax Fees were $73,000 and $76,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended October 31, 2003 and October 31, 2004, the Tax Fees were $92,685 and $153,824, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended October 31, 2003 and October 31, 2004

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f) Not Applicable.

                                      (g)

Provided below are the aggregate non-audit fees billed for the fiscal years ended October 31, 2003 and October 31, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended October 31, 2003 and October 31, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended October 31, 2003 and October 31, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $57,120 and $25,000 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust

                                                     By:    /s/Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

Date: December 16, 2004

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust

                                                     By:   /s/Stacie D. DeAngelo

                                                            Stacie D. DeAngelo
                                                            Treasurer

Date: December 16, 2004